Dividend per ordinary share - Additional information (Details) - EUR (€) € / shares in Units, € in Millions								1 Months Ended			2 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 16, 2023	Dec. 28, 2022	Nov. 03, 2022	Aug. 15, 2022	May 18, 2022	Apr. 25, 2022	Oct. 12, 2021	May 31, 2022	Oct. 31, 2021	Feb. 28, 2021	Jul. 14, 2022	Jul. 14, 2022	Feb. 28, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 06, 2022
Disclosure of non-adjusting events after reporting period [line items]
Number of shares repurchased (in shares)		107,000,000									40,700,000		140,000,000
Dividend per ordinary share paid (in eur per share)				€ 0.17	€ 0.232	€ 0.62	€ 0.41	€ 0.41	€ 0.21	€ 0.12				€ 0.389		€ 0.41
Return of capital programme																		€ 1,250
Purchase of treasury shares		€ 1,204			€ 380							€ 380			€ 1,582	€ 1,744
Share buyback programme (in shares)		107,000,000.0										40,700,000
Dividends paid								€ 1,548	€ 820	€ 468				€ 1,408
Other cash distributions															€ 1,171	€ 1,054	€ 0
Other cash distributions, per share															€ 0.31	€ 0.27
Withholding tax on dividends paid, ordinary shares															15.00%
Share buyback programme authorized			€ 1,500
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividend per ordinary share paid (in eur per share)	€ 0.082
Dividends paid	€ 297